OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Assets	The outstanding balance of other assets as of December 31, 2019 and 2018 is as follows:

	As of December 31,
	2019	2018
Other assets
Current	13,439	—
Non-current	7,796	—
TOTAL	21,235	—